Fair Value Measurements - Schedule of Assets Measured at Fair Value on Non-Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets (classified in Level 3):
Other real estate owned and repossessed assets	$ 289	$ 21	$ 23
Fair Value Measurements on Non-Recurring Basis | Level 3
Assets (classified in Level 3):
Impaired loans	2,820	2,553	2,801
Other real estate owned and repossessed assets	$ 289	$ 21	$ 23